MFA 2026-NQM2 Trust ABS-15G

Exhibit 99.08 - Schedule 7

								Origination Values																														Post-Closing Values
Seller Loan ID	Purchaser Loan ID	Origination Date	Original Loan Amount	Value used for LTV calculation	Sales Price	Appraisal Waiver Form	Property Inspection Waiver	Appraisal Value(s)					BPO Values				AVM Values						Desk Review Values					Field Review Values					2055 Values					BPO Values				AVM Values					Desk Review Values					Field Review Values					2055 Values					Collateral Underwriter Risk Score	Loan Collateral Advisor Risk Score	Valuation Comments
								Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Second Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	AVM Product Name	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date
XXXX	40047	XXXX	XXXX	XXXX	XXXX	No	No	XXXX	XXXX	Other	XXXX	XXXX	-5.04%	XXXX	94.0	Origination AVM 05/20/19 $649,064 Variance -5.18%

Post Close AVM 06/18/19 $650,000 Variance -5.04%

Subject has a shared water heater per the appraiser.  HOA is in control by the builder who owns more than 10% of the units.

An additional sale outside of complex was provided along with a current listing in the same building and inferior flood location.

PG 515 Certificate of Occupancy from County with final inspection 4/18/2019

Pg 787 442 with photos dated 5/24/2019
XXXX	43516	XXXX	XXXX	XXXX	XXXX	No	No	XXXX	XXXX	XXXX	XXXX	105.89%	XXXX	0.0	Other	XXXX	XXXX	-28.54%	XXXX	63.0	Origination AVM 09/18/19 $988,260 Variance 105.89%
Post Close AVM 10/31/19 $343,000 Variance -28.54% Confidence Score 63
; Subject is legal non conforming with the current use allowed. Subject located in suburban area of XXX which is unincorporated with county service.  Subject has well and septic.  Site is surrounded by fruit orchards.  Kitchen and bath updated 6 to 10 years ago.  Utilities were on at inspection.
Appraiser notes property can be rebuilt if destroyed more than 50% (Item $4 on pg11)
Smoke and CO2 detectors located in home. Water heater double strapped.
Sitex reflects Rural/Agriculture.  Zillow states Miscellaneous. Google map appear to be rural. Appraisal reflects Suburban.  Zoned AG-40 / 1 sfr - agricultural uses; min lot size 2 acre
(Priced as rural)